PROPERTY AND EQUIPMENT, ASSETS HELD FOR SALE AND OEM COST RECOVERIES, Assets Held for Sale (Details) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Nov. 01, 2017	Mar. 31, 2020 USD ($) Aircraft	Oct. 31, 2019 USD ($) Aircraft	Mar. 31, 2019 USD ($) Aircraft	Mar. 31, 2018 USD ($) Aircraft
Assets Held-for-sale [Abstract]
Number of aircraft owned | Aircraft		15		3
Assets held for sale		$ 32,401		$ 5,350
Impairment charges on aircraft held for sale		$ 0	$ 0	$ 8,149	$ 15,853
Number of impairment of long lived assets to be disposed of | Aircraft		0	14	5	8
Loss on disposal of assets		$ (451)	$ (3,768)	$ (27,843)	$ (17,595)
Bristow Academy
Assets Held-for-sale [Abstract]
Impairment charges on aircraft held for sale					6,500
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Bristow Academy
Assets Held-for-sale [Abstract]
Ownership percentage	100.00%
Consideration term	4 years
Loss on disposal of assets					7,200
Full settlement consideration				1,200
Aircraft Held for Sale
Assets Held-for-sale [Abstract]
Loss on disposal of assets		$ (451)	$ (3,768)	$ (4,995)	$ (1,742)